Note 9 - Stock Repurchase Program	6 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Stock Repurchase Plan Disclosure [Text Block]

NOTE
9.
STOCK REPURCHASE PROGRAM

     On
January
21,
2009
we announced that our Board of Directors authorized the repurchase of up to
$2,500,000
of our Common Stock, and on
August
27,
2015
we announced that our Board authorized
$5,000,000
of additional repurchases. We did
not
repurchase any of our Common Stock under the program during the quarter ended
September
30,
2018.
The remaining authorization was
$4,540,806
as of
September
30,
2018.
The Repurchase Program
may
be modified or discontinued at any time without notice.